SCHEDULE OF DERIVATIVE LIABILITIES AT FAIR VALUE (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Measurement Input, Price Volatility [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability, measurement input	94.6	136.0
Measurement Input, Price Volatility [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability, measurement input	125.4	139.62
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability, measurement input	3.76	4.09
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability, measurement input	3.81	4.13
Measurement Input, Share Price [Member]
Derivative [Line Items]
Derivative liability, measurement input	0.015	0.01999
Measurement Input, Maturity [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability, remaining life	3 months	3 months
Measurement Input, Maturity [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability, remaining life	1 year 6 months 29 days	2 years 3 months 29 days